UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (16.1%)
International Banks (16.1%)
Bank of Montreal
0.06%, 2/7/14	$40,000	$40,000
BNP Paribas
0.32%, 5/1/14	5,000	5,000
Credit Industriel et Commercial,
0.33%, 7/23/14 — 7/28/14	40,500	40,500
Credit Suisse NY,
0.23%, 4/1/14 — 5/2/14	34,900	34,900
Lloyds Bank PLC,
0.07%, 2/4/14 — 2/5/14	100,000	100,000
Mizuho Bank Ltd.
0.22%, 5/2/14	25,300	25,300
Oversea Chinese Banking Corporation,
0.19%, 4/16/14	3,100	3,100
0.21%, 5/2/14	29,200	29,200
0.23%, 5/9/14	7,000	7,000
Rabobank Nederland NY
0.24%, 5/1/14	25,000	25,000
Sumitomo Mitsui Banking Corp.,
0.10%, 2/7/14	15,000	15,000
0.22%, 4/1/14	30,000	30,000
0.26%, 5/9/14	18,000	18,000
Swedbank AB
0.07%, 2/4/14	30,000	30,000
Toronto Dominion Bank
0.18%, 3/17/14	25,000	25,000
Total Certificates of Deposit (Cost $428,000)		428,000

Commercial Paper (a) (10.7%)

International Banks (10.7%)
Bank of Nova Scotia,
0.21%, 4/17/14	14,000	13,994
0.23%, 5/19/14	22,250	22,235
BPCE SA
0.34%, 6/2/14 (b)	100,000	99,886
Erste Abwicklungsanstalt
0.18%, 5/16/14	4,800	4,798
NRW Bank
0.07%, 2/4/14	50,000	50,000
Sumitomo Mitsui Banking Corp.
0.22%, 3/10/14	53,000	52,988
United Overseas Bank Ltd.,
0.20%, 3/17/14 (b)	16,800	16,796
0.22%, 2/25/14 — 6/13/14(b)	25,000	24,991
Total Commercial Paper (Cost $285,688)		285,688

Extendible Floating Rate Notes (8.5%)

Domestic Banks (3.8%)
JP Morgan Chase Bank NA
(Extendible Maturity date 02/06/2015)
0.32%, 3/7/19	25,000	25,000
Wells Fargo Bank NA
(Extendible Maturity date 02/13/2015)
0.29%, 7/15/19	26,500	26,500

1

(Extendible Maturity date 02/20/2015)
0.30%, 3/20/19	51,000	51,000
		102,500
International Banks (4.7%)
Bank of Nova Scotia
(Extendible Maturity date 02/27/2015)
0.34%, 1/31/19	33,000	33,000
Royal Bank of Canada
(Extendible Maturity date 01/31/2015)
0.30%, 4/1/19	55,000	54,997
Svenska Handelsbanken AB
(Extendible Maturity date 07/15/2014)
0.27%, 5/13/16 (b)	36,700	36,700
		124,697
Total Extendible Floating Rate Notes (Cost $227,197)		227,197

Floating Rate Notes (7.0%)

International Banks (7.0%)
Credit Suisse NY
0.31%, 3/24/14	47,000	47,000
DBS Bank Ltd.
0.26%, 9/30/14 (b)	12,000	11,999
HSBC Bank PLC
0.24%, 4/10/14	15,000	15,000
Rabobank Nederland NY,
0.26%, 3/24/14	40,000	40,000
0.32%, 11/28/14	25,000	25,000
Westpac Banking Corp.
0.29%, 12/15/14	46,100	46,100
Total Floating Rate Notes (Cost $185,099)		185,099

Repurchase Agreements (43.9%)
ABN Amro Securities LLC, (0.15%, dated 1/31/14, due 2/3/14; proceeds $20,000; fully collateralized by various Corporate Bonds, 0.69% - 7.38% due 5/23/14 - 11/30/43; valued at $21,000)	20,000	20,000
ABN Amro Securities LLC, (0.25%, dated 1/31/14, due 2/3/14; proceeds $15,000; fully collateralized by various Common Stocks; valued at $15,750)	15,000	15,000
Bank of Montreal, (0.15%, dated 1/31/14, due 2/3/14; proceeds $5,000; fully collateralized by various Corporate Bonds, 1.10% - 2.90% due 9/15/15 - 10/25/17; valued at $5,255)	5,000	5,000
Barclays Capital, Inc., (0.63%, dated 9/20/13, due 9/15/14; proceeds $35,221; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 4.25% due 5/1/14 - 4/1/42, a Convertible Preferred Stock and various Preferred Stocks; valued at $36,894) (Demand 2/3/14)	35,000	35,000
BNP Paribas Securities Corp., (0.04%, dated 1/31/14, due 2/3/14; proceeds $125,051; fully collateralized by various U.S. Government Agencies, 2.79% - 7.00% due 1/1/29 - 1/20/44; valued at $128,716)	125,000	125,000
BNP Paribas Securities Corp., (0.20%, dated 1/31/14, due 2/3/14; proceeds $100,002; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,002)	100,000	100,000
Credit Agricole Corp., (0.03%, dated 1/31/14, due 2/3/14; proceeds $240,001; fully collateralized by various U.S. Government Agencies, 2.50% - 4.00% due 8/1/22 - 5/1/43; valued at $247,239)	240,000	240,000

2

Deutsche Bank Securities, Inc., (0.03%, dated 1/31/14, due 2/3/14; proceeds $23,750; fully collateralized by a U.S. Government Obligation, 0.25% due 12/31/15 valued at $24,205)	23,750	23,750
Deutsche Bank Securities, Inc., (0.17%, dated 1/31/14, due 2/3/14; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
Goldman Sachs & Co., (0.03%, dated 1/31/14, due 2/3/14; proceeds $15,000; fully collateralized by various U.S. Government Agencies, 4.50% - 5.00% due 9/20/41 - 3/20/43; valued at $15,453)	15,000	15,000
HSBC Securities USA, Inc., (0.25%, dated 1/31/14, due 2/3/14; proceeds $15,000; fully collateralized by a Corporate Bond, 3.75% due 6/1/18; valued at $15,904)	15,000	15,000
ING Financial Markets LLC, (0.15%, dated 1/31/14, due 2/3/14; proceeds $35,000; fully collateralized by various Corporate Bonds, 5.50% - 10.75% due 5/15/18 - 6/15/67; valued at $36,754)	35,000	35,000
ING Financial Markets LLC, (0.28%, dated 1/31/14, due 2/3/14; proceeds $20,000; fully collateralized by various Corporate Bonds, 1.85% - 5.63% due 1/15/18 - 6/15/43; valued at $21,001)	20,000	20,000
ING Financial Markets LLC, (0.45%, dated 11/26/13, due 2/24/14; proceeds $20,023; fully collateralized by a Corporate Bond, 5.63% due 6/15/43; valued at $21,001) (Demand 2/7/14)	20,000	20,000
JP Morgan Clearing Corp., (0.21%, dated 1/31/14, due 2/3/14; proceeds $10,000; fully collateralized by various Common Stocks; valued at $10,502)	10,000	10,000
JP Morgan Clearing Corp., (0.66%, dated 3/1/13, due 2/21/14; proceeds $40,261; fully collateralized by various Common Stocks and Convertible Bonds, Zero Coupon due 3/15/14 - 2/15/44; valued at $42,134)	40,000	40,000
JP Morgan Securities LLC, (0.61%, dated 7/17/13, due 7/11/14; proceeds $12,576; fully collateralized by various Common Stocks; valued at $15,731) (Demand 4/15/14)	12,500	12,500
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 1/31/14, due 2/3/14; proceeds $25,000; fully collateralized by various Common Stocks, Convertible Bonds, 1.00% - 2.00% due 5/1/14 - 9/30/43 and Preferred Stocks; valued at $26,604)	25,000	25,000
Merrill Lynch Pierce Fenner & Smith, (0.48%, dated 4/11/13, due 4/4/14; proceeds $17,584; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 4.00% due 5/15/14 - 9/30/43, Convertible Preferred Stocks and Preferred Stocks; valued at $19,092) (Demand 2/3/14)	17,500	17,500
Mizuho Securities USA, Inc., (0.22%, dated 1/31/14, due 2/3/14; proceeds $60,001; fully collateralized by various Common Stocks; valued at $63,000)	60,000	60,000
RBC Capital Markets LLC, (0.29%, dated 12/9/13, due 6/6/14; proceeds $20,029; fully collateralized by various Corporate Bonds, 1.05% - 8.63% due 10/30/15 - 11/15/43; valued at $21,000) (Demand 2/7/14)	20,000	20,000
RBS Securities, Inc., (0.35%, dated 1/31/14, due 2/3/14; proceeds $7,500; fully collateralized by various Corporate Bonds, Zero Coupon - 6.00% due 8/25/14 - 9/30/31 (c); valued at $7,876)	7,500	7,500
SG Americas Securities, (0.20%, dated 1/31/14, due 2/3/14; proceeds $15,000; fully collateralized by various Common Stocks; valued at $15,750)	15,000	15,000
SG Americas Securities, (0.27%, dated 1/28/14, due 2/4/14; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
SG Americas Securities, (0.30%, dated 1/31/14, due 2/3/14; proceeds $10,000; fully collateralized by various Corporate Bonds, 0.63% - 11.50% due 2/17/14 - 5/9/67; valued at $10,566)	10,000	10,000

3

Societe Generale, (0.04%, dated 1/31/14, due 2/3/14; proceeds $50,000; fully collateralized by various U.S. Government Agencies, 0.60% - 4.79% due 5/1/18 - 12/1/14; valued at $51,471)	50,000	50,000
Societe Generale, (0.04%, dated 1/31/14, due 2/3/14; proceeds $75,000; fully collateralized by various U.S. Government Agencies, Zero Coupon - 2.50% due 8/1/14 - 5/1/28; valued at $76,778)	75,000	75,000
TD Securities USA LLC, (0.08%, dated 1/31/14, due 2/3/14; proceeds $10,000; fully collateralized by various Corporate Bonds, 4.75% - 6.95% due 3/15/14 - 10/2/43; valued at $10,500)	10,000	10,000
Wells Fargo Securities LLC, (0.03%, dated 1/31/14, due 2/3/14; proceeds $120,000; fully collateralized by various U.S. Government Agencies, 2.50% - 4.56% due 12/1/40 - 4/20/63 and a U.S. Government Obligation, 2.75% due 8/15/42; valued at $123,430)	120,000	120,000
Wells Fargo Securities LLC, (0.35%, dated 1/27/14, due 4/28/14; proceeds $14,012; fully collateralized by various Corporate Bonds, 0.70% - 9.25% due 8/15/14 - 1/15/44; valued at $14,700)	14,000	14,000
Wells Fargo Securities LLC, (0.40%, dated 1/31/14, due 2/7/14; proceeds $5,000; fully collateralized by various Corporate Bonds, 3.50% - 5.20% due 9/1/20 - 9/15/43; valued at $5,250)	5,000	5,000
Total Repurchase Agreements (Cost $1,170,250)		1,170,250

Tax-Exempt Instruments (11.0%)

Closed-End Investment Companies (0.5%)
Nuveen Dividend Advantage Municipal Fund 3, Ser 2-1960 (AMT)
0.14%, 6/1/40 (b)	2,300	2,300
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.14%, 5/5/41 (b)	10,000	10,000
		12,300

Municipal Bonds (4.4%)
New Jersey, Ser Fiscal 2014 C TRANs
2.00%, 6/26/14	100,000	100,656
Riverside, CA, Pension Obligation Ser 2013 A BANs (Taxable)
0.65%, 6/1/14	16,940	16,940
		117,596

Weekly Variable Rate Bonds (6.1%)
Colorado Housing & Finance Authority,
Multi-Family Class II 2005 Ser A-3 (AMT)
0.05%, 4/1/40	15,230	15,230
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.03%, 11/1/26	10,660	10,660
Fremont, CA, Ser 2010 COPs
0.03%, 8/1/38	10,000	10,000
Maryland Department of Housing & Community Development,
Community Development Administration Residential 2004 Ser F (AMT)
0.05%, 9/1/35	20,000	20,000
Community Development Administration Residential 2006 Ser G (AMT)
0.06%, 9/1/40	19,000	19,000
New York State Housing Finance Agency,
Chelsea Apartments 2003 Ser A (AMT)
0.04%, 11/15/36	45,000	45,000
Related-Taconic West 17th Street Ser 2009 A
0.04%, 5/15/39	17,150	17,150

4

South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital Ser 2006 A (Radian)
0.05%, 10/1/36	26,655	26,655
		163,695
Total Tax-Exempt Instruments (Cost $293,591)		293,591

Time Deposit (2.8%)

Domestic Bank (2.8%)
US Bank Cayman Islands
0.10%, 2/3/14 (Cost $75,000)	75,000	75,000
Total Investments (100.0%) (Cost $2,664,825)		2,664,825
Other Assets in Excess of Liabilities (0.0%) (d)		436
Net Assets (100.0%)		$2,665,261

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2014.

(d)	Amount is less than 0.05%.

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.

5

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (27.8%)
Domestic Banks (0.1%)
Wells Fargo Bank NA
0.22%, 2/10/14	$15,000	$15,000

International Banks (27.7%)
Bank of Montreal
0.06%, 2/7/14	405,000	405,000
BNP Paribas
0.32%, 5/1/14	275,000	275,000
Branch Banking & Trust Co.
0.17%, 4/22/14	298,300	298,300
Credit Industriel et Commercial,
0.33%, 7/23/14 — 7/28/14	434,400	434,400
Credit Suisse NY,
0.23%, 4/1/14 — 5/2/14	511,300	511,300
Lloyds Bank PLC,
0.07%, 2/4/14 — 2/5/14	725,000	725,000
Mizuho Bank Ltd.
0.22%, 5/2/14	228,400	228,400
Oversea Chinese Banking Corporation,
0.19%, 4/16/14	165,000	165,000
0.21%, 2/18/14	150,000	150,000
0.22%, 2/14/14	200,000	200,000
0.23%, 5/8/14 — 5/9/14	125,000	125,000
0.25%, 4/21/14 — 6/2/14	300,000	299,999
0.28%, 6/16/14	225,000	225,000
Rabobank Nederland NY
0.24%, 5/1/14	400,000	400,000
Sumitomo Mitsui Banking Corp.,
0.10%, 2/7/14	255,000	255,000
0.21%, 3/10/14	500,000	500,000
0.22%, 4/1/14	224,750	224,750
0.26%, 5/9/14	185,000	185,000
Swedbank AB
0.07%, 2/4/14	305,000	305,000
Toronto Dominion Bank,
0.06%, 2/5/14	115,000	115,000
0.10%, 2/10/14 — 2/12/14	405,000	405,000
0.18%, 3/17/14	299,500	299,500
		6,731,649
Total Certificates of Deposit (Cost $6,746,649)		6,746,649

Commercial Paper (a) (11.4%)
Automobiles (3.0%)
Toyota Motor Credit Corp.,
0.16%, 5/30/14	100,000	99,948
0.20%, 5/22/14 — 5/23/14	200,000	199,877
0.22%, 6/23/14	100,000	99,913
0.23%, 5/20/14 — 7/8/14	285,000	284,742
0.24%, 6/17/14	35,000	34,968
		719,448

Food & Beverage (2.2%)
Coca-Cola Co.,
0.15%, 6/5/14 — 6/25/14(b)	234,240	234,104
0.18%, 8/1/14 — 8/4/14(b)	195,000	194,821
Nestle Capital Corp.
0.20%, 8/19/14 (b)	119,000	118,872
		547,797
International Banks (6.2%)
Bank of Nova Scotia,
0.21%, 2/3/14 — 4/30/14	581,900	581,832
0.23%, 5/19/14	234,250	234,094
Erste Abwicklungsanstalt,
0.18%, 5/15/14 — 5/16/14	138,500	138,428
0.20%, 2/21/14	250,000	249,973
NRW Bank
0.07%, 2/4/14	300,000	299,998
		1,504,325
Total Commercial Paper (Cost $2,771,570)		2,771,570

Extendible Floating Rate Notes (5.7%)

Domestic Banks (3.2%)
JP Morgan Chase Bank NA
(Extendible Maturity date 2/6/15)
0.32%, 3/7/19	420,000	420,000
Wells Fargo Bank NA
(Extendible Maturity date 2/20/15)
0.30%, 3/20/19	352,000	352,000
		772,000
International Banks (2.5%)
Bank of Nova Scotia
(Extendible Maturity date 2/27/15)
0.34%, 1/31/19	237,250	237,250
Royal Bank of Canada
(Extendible Maturity date 1/31/15)
0.30%, 4/1/19	370,000	369,981
		607,231
Total Extendible Floating Rate Notes (Cost $1,379,231)		1,379,231

Floating Rate Notes (6.3%)
International Banks (6.3%)
Credit Suisse NY
0.31%, 3/24/14	337,500	337,500
Rabobank Nederland NY,
0.26%, 3/24/14	358,700	358,700
0.32%, 11/28/14 — 12/23/14	359,800	359,800
Westpac Banking Corp.
0.29%, 12/15/14	473,900	473,900
Total Floating Rate Notes (Cost $1,529,900)		1,529,900

Repurchase Agreements (40.7%)
ABN Amro Securities LLC, (0.15%, dated 1/31/14, due 2/3/14; proceeds $180,002; fully collateralized by various Corporate Bonds, 0.44% - 8.13% due 4/29/14 - 5/1/43; valued at $189,000)	180,000	180,000
ABN Amro Securities LLC, (0.25%, dated 1/31/14, due 2/3/14; proceeds $160,003; fully collateralized by various Common Stocks; valued at $168,000)	160,000	160,000

Bank of Montreal, (0.15%, dated 1/31/14, due 2/3/14; proceeds $45,001; fully collateralized by various Corporate Bonds, 0.71% - 8.63% due 4/29/14 - 6/15/29 and U.S. Government Obligations, Zero Coupon - 8.88% due 2/6/14 - 2/15/43; valued at $46,962)	45,000	45,000
Bank of Nova Scotia, (0.17%, dated 1/2/14, due 1/2/15; proceeds $500,862; fully collateralized by various U.S. Government Agencies, 2.50% - 4.00% due 11/1/25 - 9/1/43; valued at $519,820) (Demand 2/7/14)	500,000	500,000
Bank of Nova Scotia, (0.20%, dated 3/15/13, due 3/10/14; proceeds $275,550; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 12/1/25 - 4/1/43; valued at $284,573) (Demand 2/7/14)	275,000	275,000
Bank of Nova Scotia, (0.20%, dated 3/6/13, due 3/4/14; proceeds $100,202; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 10/1/25 - 6/1/43; valued at $103,935) (Demand 2/7/14)	100,000	100,000
Barclays Capital, Inc., (0.63%, dated 9/20/13, due 9/15/14; proceeds $216,355; fully collateralized by various Common Stocks, Convertible Bonds, 2.50% - 4.25% due 5/1/14 - 4/1/42, Convertible Preferred Stocks and Preferred Stocks; valued at $226,521) (Demand 2/3/14)	215,000	215,000
BNP Paribas Securities Corp., (0.04%, dated 1/31/14, due 2/3/14; proceeds $217,001; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 5/1/23 - 7/1/42; valued at $223,551)	217,000	217,000
BNP Paribas Securities Corp., (0.20%, dated 1/31/14, due 2/3/14; proceeds $495,008; fully collateralized by various Common Stocks and Preferred Stocks; valued at $519,791)	495,000	495,000
BNP Paribas Securities Corp., (0.30%, dated 1/31/14, due 2/3/14; proceeds $25,001; fully collateralized by various Convertible Bonds, 1.00% - 5.50% due 3/15/14 - 2/15/44; valued at $28,251)	25,000	25,000
BNP Paribas Securities Corp., (0.35%, dated 11/27/13; proceeds $98,067; fully collateralized by various Common Stocks and Preferred Stocks; valued at $102,970)	98,000	98,000
BNP Paribas Securities Corp., (0.35%, dated 12/09/13, due 2/6/14; proceeds $100,057; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,061)	100,000	100,000
BNP Paribas Securities Corp., (0.45%, dated 10/3/13, due 4/3/14; proceeds $100,228; fully collateralized by various Corporate Bonds, 3.38% - 12.50% due 2/11/14 - 6/15/68; valued at $105,971) (Demand 2/7/14)	100,000	100,000
BNP Paribas Securities Corp., (0.55%, dated 10/28/13, due 4/25/14; proceeds $50,137; fully collateralized by various Corporate Bonds, 5.00% - 11.25% due 3/15/14 - 6/15/32; valued at $52,953) (Demand 2/7/14)	50,000	50,000
Citibank NA, (0.03%, dated 1/29/14, due 2/5/14; proceeds $100,001; fully collateralized by various U.S. Government Agencies, 2.00% - 6.00% due 2/1/23 - 11/20/43; valued at $103,227)	100,000	100,000
Credit Agricole Corp., (0.03%, dated 1/31/14, due 2/3/14; proceeds $210,001; fully collateralized by various U.S. Government Agencies, 3.00% - 4.00% due 12/1/26 - 5/1/43; valued at $216,219)	210,000	210,000
Credit Suisse Securities USA, (0.18%, dated 1/31/14, due 2/3/14; proceeds $100,002; fully collateralized by various Common Stocks; valued at $105,010)	100,000	100,000
Deutsche Bank Securities, Inc., (0.02%, dated 1/31/14, due 2/3/14; proceeds $15,000; fully collateralized by a U.S. Government Obligation, 0.25% due 12/31/15; valued at $15,303)	15,000	15,000
Deutsche Bank Securities, Inc., (0.03%, dated 1/31/14, due 2/3/14; proceeds $100,000; fully collateralized by various U.S. Government Agencies, 3.00% - 6.00% due 7/1/33 - 1/1/44; valued at $102,913)	100,000	100,000

Deutsche Bank Securities, Inc., (0.03%, dated 1/31/14, due 2/3/14; proceeds $65,230; fully collateralized by various U.S. Government Obligations, Zero Coupon - 0.25% due 4/17/14 - 12/31/15; valued at $66,504)	65,230	65,230
Deutsche Bank Securities, Inc., (0.17%, dated 1/31/14, due 2/3/14; proceeds $50,001; fully collateralized by various Common Stocks; valued at $52,500)	50,000	50,000
Federal Reserve Bank of New York, (0.03%, dated 1/31/14, due 2/3/14; proceeds $950,002; fully collateralized by a U.S. Government Obligation, 3.00% due 5/15/42; valued at $949,777)	950,000	950,000
Goldman Sachs & Co., (0.03%, dated 1/31/14, due 2/3/14; proceeds $150,000; fully collateralized by various U.S. Government Agencies, Zero Coupon - 3.39% due 12/1/40 - 1/1/44; valued at $154,383)	150,000	150,000
Goldman Sachs & Co., (0.03%, dated 1/31/14, due 2/3/14; proceeds $200,001; fully collateralized by various U.S. Government Agencies, 1.34% - 5.24% due 4/1/38 - 4/1/44; valued at $205,986)	200,000	200,000
Goldman Sachs & Co., (0.03%, dated 1/31/14, due 2/3/14; proceeds $400,001; fully collateralized by various U.S. Government Agencies, 1.23% - 4.57% due 2/1/18 - 10/1/43; valued at $412,000)	400,000	400,000
Goldman Sachs & Co., (0.03%, dated 1/31/14, due 2/3/14; proceeds $45,000; fully collateralized by a U.S. Government Agency, 3.50% due 4/20/43; valued at $46,331)	45,000	45,000
HSBC Securities USA, Inc., (0.25%, dated 1/31/14, due 2/3/14; proceeds $155,003; fully collateralized by various Corporate Bonds, 3.50% - 11.38% due 9/15/16 - 2/15/22; valued at $164,305)	155,000	155,000
ING Financial Markets LLC, (0.15%, dated 1/31/14, due 2/3/14; proceeds $290,004; fully collateralized by various Corporate Bonds, 1.65% - 12.00% due 10/30/14 - 5/29/67; valued at $304,506)	290,000	290,000
ING Financial Markets LLC, (0.28%, dated 1/31/14, due 2/3/14; proceeds $105,002; fully collateralized by various Corporate Bonds, 1.85% - 11.88% due 6/15/15 - 9/15/42 (c); valued at $111,218)	105,000	105,000
ING Financial Markets LLC, (0.45%, dated 11/26/13, due 2/24/14; proceeds $180,203; fully collateralized by various Corporate Bonds, 3.50% - 12.50% due 4/1/14 - 9/1/23; valued at $190,803) (Demand 2/7/14)	180,000	180,000
JP Morgan Clearing Corp., (0.21%, dated 1/31/14, due 2/3/14; proceeds $270,005; fully collateralized by various Common Stocks and Preferred Stocks; valued at $283,527)	270,000	270,000
JP Morgan Clearing Corp., (0.66%, dated 3/1/13, due 2/21/14; proceeds $312,026; fully collateralized by various Convertible Bonds, Zero Coupon due 5/15/14 - 2/15/44; valued at $354,755)	310,000	310,000
JP Morgan Securities LLC, (0.61%, dated 7/17/13, due 5/1/14; proceeds $113,051; fully collateralized by various Convertible Bonds, Zero Coupon due 11/15/16 - 11/15/19; valued at $123,133) (Demand 4/15/14)	112,500	112,500
Merrill Lynch Pierce Fenner & Smith, (0.03%, dated 1/31/14, due 2/3/14; proceeds $700,002; fully collateralized by various U.S. Government Obligations, 0.63% - 6.13% due 8/31/17 - 8/15/39; valued at $713,929)	700,000	700,000
Merrill Lynch Pierce Fenner & Smith, (0.20%, dated 1/31/14, due 2/3/14; proceeds $225,004; fully collateralized by various Common Stocks and Preferred Stocks; valued at $236,090)	225,000	225,000
Merrill Lynch Pierce Fenner & Smith, (0.48%, dated 4/11/13, due 4/4/14; proceeds $183,371; fully collateralized by various Common Stocks, Convertible Bonds, 1.00% - 4.25% due 5/15/14 - 9/30/43, Convertible Preferred Stocks and Preferred Stocks; valued at $196,412) (Demand 2/3/14)	182,500	182,500

RBC Capital Markets LLC, (0.10%, dated 1/2/14, due 7/2/14; proceeds $250,126; fully collateralized by various U.S. Government Agencies, 1.34% - 5.00% due 9/1/23 - 9/1/44; valued at $257,515) (Demand 2/7/14)	250,000	250,000
RBC Capital Markets LLC, (0.10%, dated 1/6/14, due 7/3/14; proceeds $200,099; fully collateralized by various U.S. Government Agencies, 2.29% - 4.50% due 5/1/32 - 1/1/44; valued at $205,980) (Demand 2/7/14)	200,000	200,000
RBC Capital Markets LLC, (0.27%, dated 1/16/14, due 7/15/14; proceeds $120,162; fully collateralized by various Corporate Bonds, 0.45% - 8.75% due 5/5/14 - 12/15/43 (c); valued at $125,995) (Demand 2/7/14)	120,000	120,000
RBC Capital Markets LLC, (0.29%, dated 12/9/13, due 6/6/14; proceeds $180,260; fully collateralized by various Corporate Bonds, 0.75% - 8.75% due 10/1/14 - 1/21/44; valued at $189,057) (Demand 2/7/14)	180,000	180,000
SG Americas Securities, (0.20%, dated 1/31/14, due 2/3/14; proceeds $240,004; fully collateralized by various Common Stocks; valued at $252,000)	240,000	240,000
SG Americas Securities, (0.27%, dated 1/28/14, due 2/4/14; proceeds $195,010; fully collateralized by various Common Stocks; valued at $204,750)	195,000	195,000
SG Americas Securities, (0.30%, dated 1/31/14, due 2/3/14; proceeds $240,006; fully collateralized by various Corporate Bonds, 1.13% - 12.25% due 6/15/14 - 6/1/77 (c); valued at $253,328)	240,000	240,000
SG Americas Securities, (0.45%, dated 12/13/13, due 3/13/14; proceeds $25,016; fully collateralized by various Common Stocks; valued at $26,250)	25,000	25,000
Societe Generale, (0.04%, dated 1/31/14, due 2/3/14; proceeds $375,001; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 10/1/25 - 5/1/43; valued at $386,218)	375,000	375,000
Societe Generale, (0.04%, dated 1/31/14, due 2/3/14; proceeds $50,000; fully collateralized by various U.S. Government Agencies, 0.59% - 4.79% due 10/1/19 - 5/1/35; valued at $51,499)	50,000	50,000
TD Securities USA LLC, (0.08%, dated 1/31/14, due 2/3/14; proceeds $113,001; fully collateralized by various Corporate Bonds, 0.36% - 8.13% due 2/10/14 - 10/2/43 (c); valued at $118,618)	113,000	113,000
Wells Fargo Securities LLC, (0.03%, dated 1/31/14, due 2/3/14; proceeds $100,000; fully collateralized by various U.S. Government Agencies, Zero Coupon - 3.65% due 12/1/40 - 1/1/44; valued at $102,973)	100,000	100,000
Wells Fargo Securities LLC, (0.30%, dated 1/27/14, due 2/3/14; proceeds $20,001; fully collateralized by various Corporate Bonds, 0.80% - 6.75% due 7/15/15 - 3/30/40; valued at $21,000)	20,000	20,000
Wells Fargo Securities LLC, (0.40%, dated 1/31/14, due 2/7/14; proceeds $95,007; fully collateralized by various Corporate Bonds, 0.95% - 12.00% due 2/15/14 - 6/15/68 (c) and a U.S. Government Agency, Zero Coupon due 2/1/14; valued at $100,195)	95,000	95,000
Wells Fargo Securities LLC, (0.40%, dated 12/6/13, due 3/6/14; proceeds $200,200; fully collateralized by various Corporate Bonds, 0.39% - 12.25% due 2/1/14 - 3/15/87; valued at $211,373)	200,000	200,000
Total Repurchase Agreements (Cost $9,878,230)		9,878,230

Tax-Exempt Instruments (3.9%)
Closed-End Investment Companies (0.2%)
Nuveen Dividend Advantage Municipal Fund 3, Ser 2-1960 (AMT)
0.14%, 6/1/40 (b)	17,000	17,000
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.14%, 5/5/41 (b)	35,000	35,000
		52,000

Commercial Paper (a) (0.2%)
Regents of the University of California, Ser B (Taxable)
0.18%, 2/10/14	50,000	49,998

Daily Variable Rate Bond (0.1%)
Indiana Finance Authority, Indiana University Health Obligated Group Ser 2011 K (Taxable)
0.09%, 3/1/33	19,940	19,940

Municipal Bond (0.1%)
University of California Regents, Ser 2013 AJ (Taxable)
0.25%, 5/15/14	18,725	18,725

Weekly Variable Rate Bonds (3.3%)
Colorado Housing & Finance Authority,
Multi-Family Class 1 2006 Ser A-1 (Taxable)
0.13%, 10/1/36	32,840	32,840
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.03%, 11/1/26	36,235	36,235
Single Family Mortgage Class I 2007 Ser B-2 (AMT)
0.05%, 5/1/38	25,000	25,000
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2007 A-4
0.03%, 8/15/42	10,240	10,240
JEA, FL, Electric System Ser Three 2008 B-2
0.04%, 10/1/40	34,900	34,900
Kansas Department of Transportation, Highway Ser 2004 C-2
0.03%, 9/1/22	16,215	16,215
Michigan State University, Ser 2000 A
0.03%, 8/15/30	25,935	25,935
Minnesota Housing Finance Agency,
Residential Housing Finance 2007 Ser J (Taxable)
0.16%, 7/1/38	5,500	5,500
Residential Housing Finance 2007 Ser T (Taxable)
0.16%, 7/1/48	15,110	15,110
Minnesota Office of Higher Education,
Supplemental Student Loan 2012 Ser A (Taxable)
0.09%, 8/1/47	7,019	7,019
Supplemental Student Loan 2012 Ser B (AMT)
0.04%, 8/1/47	45,000	45,000
New Hampshire Health & Education Facilities Authority,
Dartmouth College Ser 2002
0.03%, 6/1/32	36,260	36,260
Dartmouth College Ser 2003
0.04%, 6/1/23	44,860	44,860
New York City Housing Development Corporation, NY, Gold Street 2006 Ser A
0.03%, 4/15/36	45,900	45,900
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2001 Ser A
0.05%, 2/15/30	51,450	51,450
New York State Dormitory Authority,
City University System Cons 5th Ser 2008 D
0.03%, 7/1/31	24,310	24,310
Mental Health Services Facilities Ser 2003D-2F
0.03%, 2/15/31	29,235	29,235
New York State Housing Finance Agency,
Clinton Green North Ser 2006 A (AMT)
0.03%, 11/1/38	34,000	34,000
Related-Taconic West 17th Street Ser 2009 A
0.04%, 5/15/39	25,000	25,000
Tower 31 Ser 2005 A

0.03%, 11/1/36	51,400	51,400
North Carolina Medical Care Commission, Novant Health Obligated group Ser 2004 A
0.07%, 11/1/34	76,650	76,650
Orlando Utilities Commission, FL, Utility System Ser 2008-1
0.04%, 10/1/33	52,000	52,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-81C (AMT)
0.04%, 10/1/34	8,615	8,615
South Dakota Housing Development Authority, Homeownership Mortgage Ser 2008 C (AMT)
0.05%, 5/1/39	45,000	45,000
Wake County, NC,
Public Improvement Ser 2003 C
0.04%, 4/1/19 — 4/1/20	14,160	14,160
Wisconsin Housing & Economic Development Authority, Home Ownership Ser 2004 E (AMT)
0.05%, 9/1/35	23,300	23,300
		816,134
Total Tax-Exempt Instruments (Cost $956,797)		956,797

Time Deposit (1.9%)
Domestic Bank (1.9%)
US Bank Cayman Islands
0.10%, 2/3/14 (Cost $470,000)	470,000	470,000

U.S. Agency Security (2.3%)
Federal Home Loan Bank
0.10%, 3/12/14 (Cost $548,940)	549,000	548,940
Total Investments (100.0%) (Cost $24,281,317)		24,281,317
Other Assets in Excess of Liabilities (0.0%) (d)		2,334
Net Assets (100.0%)		$24,283,651

(a)                                 The rates shown are the effective yields at the date of purchase.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of January 31, 2014.

(d)                                 Amount is less than 0.05%.

AMT                   Alternative Minimum Tax.

VRDP              Variable Rate Demand Preferred.

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (26.5%)
Federal Farm Credit Banks,
0.06%, 2/7/14 (a)	$50,000	$50,000
0.13%, 10/27/14 (b)	53,490	53,498
0.17%, 8/27/14 (b)	30,000	30,011
Federal Home Loan Bank,
0.03%, 2/5/14 (a)	43,000	43,000
0.07%, 2/5/14 (a)	15,000	15,000
0.08%, 2/26/14 — 3/7/14(a)	249,800	249,784
0.09%, 2/5/14 — 7/15/14	940,000	939,967
0.09%, 2/12/14 — 2/21/14(a)	891,500	891,467
0.09%, 2/18/14 (b)	190,000	190,000
0.10%, 4/2/14 — 4/9/14(a)	150,500	150,474
0.10%, 5/2/14 — 11/26/14(b)	1,158,000	1,157,937
0.10%, 5/29/14	173,360	173,340
0.11%, 3/28/14 — 6/6/14	264,325	264,325
0.11%, 6/5/14 — 3/26/15(b)	1,303,900	1,303,832
0.12%, 2/17/15 (b)	160,000	160,000
0.13%, 3/27/14	100,000	100,001
0.14%, 6/6/14 — 6/20/14(a)	126,100	126,034
0.21%, 5/16/14	25,000	25,009
1.38%, 5/28/14	35,240	35,387
Federal Home Loan Mortgage Corporation,
0.11%, 4/21/14 — 4/22/14(a)	163,500	163,462
0.13%, 6/9/14 — 6/25/14(a)	192,858	192,761
0.14%, 6/5/14 — 6/19/14(a)	165,000	164,917
1.38%, 2/25/14	75,294	75,357
Federal National Mortgage Association,
0.08%, 3/3/14 (a)	49,340	49,337
0.10%, 4/21/14 (a)	75,000	74,984
0.13%, 6/11/14 (a)	195,068	194,976
1.25%, 2/27/14	84,538	84,606
Total U.S. Agency Securities (Cost $6,959,466)		6,959,466

Repurchase Agreements (73.5%)
ABN Amro Securities LLC, (0.03%, dated 1/31/14, due 2/3/14; proceeds $300,001; fully collateralized by various U.S. Government Agencies, 0.50% - 1.75% due 6/27/14 - 10/15/18, and U.S. Government Obligations, 0.25% - 1.25% due 9/15/14 - 10/31/18; valued at $306,535)	300,000	300,000
ABN Amro Securities LLC, (0.03%, dated 1/31/14, due 2/3/14; proceeds $925,002; fully collateralized by various U.S. Government Agencies, 2.50% - 7.00% due 4/1/18 - 7/1/43, and a U.S. Government Obligation, 0.25% due 9/15/14; valued at $952,362)	925,000	925,000
Bank of Montreal, (0.03%, dated 1/31/14, due 2/3/14; proceeds $100,000; fully collateralized by various U.S. Government Agencies, 0.45% - 5.38% due 9/9/15 - 1/1/43, and U.S. Government Obligations, Zero Coupon - 9.25% due 2/13/14 - 5/15/42; valued at $102,060)	100,000	100,000
Bank of Montreal, (0.03%, dated 1/31/14, due 2/3/14; proceeds $150,000; fully collateralized by various U.S. Government Agencies, 2.50% - 7.00% due 2/1/23 - 5/1/43, and U.S. Government Obligations, Zero Coupon - 9.13% due 7/24/14 - 2/15/38; valued at $154,397)	150,000	150,000

1

Bank of Montreal, (0.04%, dated 1/31/14, due 2/7/14; proceeds $295,002; fully collateralized by various U.S. Government Agencies, 2.00% - 6.00% due 3/27/19 - 1/1/44, and U.S. Government Obligations, 1.25% - 2.38% due 3/15/14 - 6/30/20; valued at $303,536)	295,000	295,000
Bank of Montreal, (0.05%, dated 1/21/14, due 3/3/14; proceeds $400,023; fully collateralized by various U.S. Government Agencies, 2.00% - 5.50% due 8/1/26 - 12/1/43, and U.S. Government Obligations, Zero Coupon - 3.13% due 8/21/14 - 5/15/21; valued at $411,606) (Demand 2/7/14)	400,000	400,000
Bank of Nova Scotia, (0.02%, dated 1/31/14, due 2/3/14; proceeds $75,000; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 2/1/26 - 6/1/43; valued at $77,889)	75,000	75,000
Bank of Nova Scotia, (0.17%, dated 1/2/14, due 1/2/15; proceeds $440,758; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 10/1/25 - 10/1/43; valued at $454,966) (Demand 2/7/14)	440,000	440,000
Bank of Nova Scotia, (0.17%, dated 1/3/14, due 1/5/15; proceeds $400,693; fully collateralized by various U.S. Government Agencies, 2.50% - 6.50% due 12/1/25 - 9/1/43; valued at $415,662) (Demand 2/7/14)	400,000	400,000
Bank of Nova Scotia, (0.17%, dated 8/1/13, due 8/1/14; proceeds $337,581; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 12/1/25 - 10/1/43, and a U.S. Government Obligation, 0.38% due 1/31/16; valued at $347,125) (Demand 2/7/14)	337,000	337,000
Bank of Nova Scotia, (0.18%, dated 9/13/13, due 9/8/14; proceeds $435,783; fully collateralized by various U.S. Government Agencies, 2.50% - 5.50% due 10/1/25 - 12/1/43, and U.S. Government Obligations, 0.38% - 3.88% due 1/31/16 - 4/15/29; valued at $447,971) (Demand 2/7/14)	435,000	435,000
Bank of Nova Scotia, (0.20%, dated 3/6/13, due 3/4/14; proceeds $75,151; fully collateralized by a U.S. Government Obligation, 0.38% due 1/31/16; valued at $76,500) (Demand 2/7/14)	75,000	75,000
Barclays Capital, Inc., (0.02%, dated 1/31/14, due 2/3/14; proceeds $85,000; fully collateralized by various U.S. Government Obligations, 0.75% - 2.88% due 1/31/17 - 5/15/43; valued at $86,727)	85,000	85,000
Barclays Capital, Inc., (0.02%, dated 1/31/14, due 2/3/14; proceeds $90,000; fully collateralized by various U.S. Government Obligations, 0.63% - 1.50% due 5/31/17 - 8/31/18; valued at $91,818)	90,000	90,000
Barclays Capital, Inc., (0.03%, dated 1/31/14, due 2/7/14; proceeds $130,001; fully collateralized by various U.S. Government Agencies, 0.40% - 8.00% due 12/1/18 - 1/1/44, and a U.S. Government Obligation, 2.00% due 11/30/20; valued at $133,561)	130,000	130,000
BNP Paribas Securities Corp., (0.02%, dated 1/31/14, due 2/3/14; proceeds $80,000; fully collateralized by various U.S. Government Obligations, 0.63% - 5.50% due 7/15/14 - 11/15/42; valued at $81,633)	80,000	80,000
BNP Paribas Securities Corp., (0.04%, dated 1/31/14, due 2/3/14; proceeds $90,000; fully collateralized by various U.S. Government Agencies, 1.82% - 4.89% due 11/1/33 - 10/1/43; valued at $92,700)	90,000	90,000
Citibank NA, (0.03%, dated 1/29/14, due 2/5/14; proceeds $400,002; fully collateralized by various U.S. Government Agencies, 1.63% - 11.00% due 4/1/17 - 3/15/49; valued at $411,993)	400,000	400,000
Citigroup Global Markets, Inc., (0.03%, dated 1/31/14, due 2/7/14; proceeds $350,002; fully collateralized by various U.S. Government Obligations, Zero Coupon - 7.63% due 1/15/15 - 2/15/43; valued at $356,588)	350,000	350,000
Credit Agricole Corp., (0.02%, dated 1/31/14, due 2/3/14; proceeds $300,001; fully collateralized by various U.S. Government Obligations, 0.88% - 3.38% due 12/31/16 - 11/15/18; valued at $306,354)	300,000	300,000

2

Credit Agricole Corp., (0.03%, dated 1/31/14, due 2/3/14; proceeds $850,002; fully collateralized by various U.S. Government Agencies, 3.00% - 5.50% due 10/1/28 - 1/1/44; valued at $875,606)	850,000	850,000
Credit Suisse Securities USA, (0.08%, dated 1/28/14, due 4/28/14; proceeds $50,010; fully collateralized by various U.S. Government Agencies, 3.50% - 5.00% due 2/1/40 - 6/1/43; valued at $51,503)	50,000	50,000
Credit Suisse Securities USA, (0.09%, dated 1/6/14, due 3/7/14; proceeds $190,029; fully collateralized by various U.S. Government Agencies, 3.50% - 5.00% due 6/1/25 - 10/1/43; valued at $195,700)	190,000	190,000
Credit Suisse Securities USA, (0.11%, dated 11/19/13, due 2/14/14; proceeds $50,013; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 6/1/28 - 2/1/40; valued at $51,502)	50,000	50,000
Credit Suisse Securities USA, (0.12%, dated 12/3/13, due 3/3/14; proceeds $150,045; fully collateralized by various U.S. Government Agencies, 2.50% - 5.00% due 6/1/25 - 8/1/40; valued at $154,500)	150,000	150,000
Credit Suisse Securities USA, (0.13%, dated 1/14/14, due 7/14/14; proceeds $250,163; fully collateralized by various U.S. Government Agencies, 3.00% - 5.00% due 9/1/32 - 10/1/43; valued at $257,501)	250,000	250,000
Deutsche Bank Securities, Inc., (0.02%, dated 1/31/14, due 2/3/14; proceeds $56,200; fully collateralized by a U.S. Government Obligation, 0.25% due 12/31/15; valued at $57,312)	56,200	56,200
Deutsche Bank Securities, Inc., (0.02%, dated 1/31/14, due 2/3/14; proceeds $445,001; fully collateralized by various U.S. Government Obligations, 0.25% - 8.13% due 2/15/15 - 8/15/21; valued at $453,554)	445,000	445,000
Deutsche Bank Securities, Inc., (0.03%, dated 1/31/14, due 2/3/14; proceeds $40,000; fully collateralized by a U.S. Government Obligation, 0.25% due 12/31/15; valued at $40,809)	40,000	40,000
Deutsche Bank Securities, Inc., (0.03%, dated 1/31/14, due 2/3/14; proceeds $450,001; fully collateralized by various U.S. Government Agencies, 3.00% - 5.00% due 12/20/42 - 1/1/44; valued at $463,662)	450,000	450,000
Deutsche Bank Securities, Inc., (0.04%, dated 1/31/14, due 2/7/14; proceeds $110,001; fully collateralized by various U.S. Government Agencies, 3.00% - 5.50% due 10/01/33 - 11/1/43; valued at $113,337)	110,000	110,000
Federal Reserve Bank of New York, (0.03%, dated 1/31/14, due 2/3/14; proceeds $3,350,008; fully collateralized by a U.S. Government Obligation, 3.63% due 02/15/21; valued at $3,350,100)	3,350,000	3,350,000
Goldman Sachs & Co., (0.03%, dated 1/28/14, due 2/4/14; proceeds $180,001; fully collateralized by various U.S. Government Agencies, 4.00% due 6/20/42 - 9/20/43; valued at $184,981)	180,000	180,000
Goldman Sachs & Co., (0.03%, dated 1/31/14, due 2/3/14; proceeds $10,000; fully collateralized by a U.S. Government Agency, 4.50% due 3/20/43; valued at $10,335)	10,000	10,000
Goldman Sachs & Co., (0.03%, dated 1/31/14, due 2/3/14; proceeds $100,000; fully collateralized by various U.S. Government Obligations, 2.51% - 3.81% due 3/1/41 - 12/1/43; valued at $102,947)	100,000	100,000
Goldman Sachs & Co., (0.03%, dated 1/31/14, due 2/3/14; proceeds $125,000; fully collateralized by various U.S. Government Agencies, 2.56% - 3.74% due 2/1/40 - 10/1/43; valued at $128,786)	125,000	125,000
HSBC Securities USA, Inc., (0.02%, dated 1/31/14, due 2/3/14; proceeds $150,000; fully collateralized by a U.S. Government Obligation, 1.38% due 12/31/18; valued at $153,002)	150,000	150,000
HSBC Securities USA, Inc., (0.03%, dated 1/31/14, due 2/3/14; proceeds $150,000; fully collateralized by various U.S. Government Agencies, 3.50% due 8/1/33 - 2/1/43; valued at $154,501)	150,000	150,000
HSBC Securities USA, Inc., (0.03%, dated 1/31/14, due 2/3/14; proceeds $300,001; fully collateralized by various U.S. Government Agencies, 3.50% due 12/1/26 - 2/1/43; valued at $309,002)	300,000	300,000

3

ING Financial Markets LLC, (0.03%, dated 1/28/14, due 2/4/14; proceeds $510,003; fully collateralized by various U.S. Government Obligations, 1.64% - 6.18% due 4/1/29 - 12/1/43; valued at $525,301)	510,000	510,000
ING Financial Markets LLC, (0.03%, dated 1/31/14, due 2/3/14; proceeds $350,001; fully collateralized by various U.S. Government Obligations, 1.33% - 5.43% due 4/1/15 - 10/1/43; valued at $360,501)	350,000	350,000
ING Financial Markets LLC, (0.07%, dated 1/27/14, due 4/28/14; proceeds $123,022; fully collateralized by various U.S. Government Agencies, 2.01% - 5.47% due 12/1/19 - 1/1/44; valued at $126,690) (Demand 2/7/14)	123,000	123,000
ING Financial Markets LLC, (0.10%, dated 11/13/13, due 2/11/14; proceeds $145,036; fully collateralized by various U.S. Government Agencies, 1.79% - 6.23% due 11/1/33 - 9/1/47; valued at $149,351)	145,000	145,000
JP Morgan Securities LLC, (0.02%, dated 1/31/14, due 2/3/14; proceeds $45,000; fully collateralized by a U.S. Government Obligation, 4.00% due 2/15/15; valued at $45,903)	45,000	45,000
Merrill Lynch Pierce Fenner & Smith, (0.02%, dated 1/31/14, due 2/3/14; proceeds $45,000; fully collateralized by a U.S. Government Obligation, Zero Coupon due 3/27/14; valued at $45,900)	45,000	45,000
Merrill Lynch Pierce Fenner & Smith, (0.03%, dated 1/13/14, due 2/14/14; proceeds $60,001; fully collateralized by various U.S. Government Obligations, Zero Coupon - 0.88% due 12/31/16 - 8/15/25; valued at $61,203) (Demand 2/7/14)	60,000	60,000
Merrill Lynch Pierce Fenner & Smith, (0.03%, dated 1/31/14, due 2/3/14; proceeds $175,000; fully collateralized by various U.S. Government Obligations, 2.75% - 3.63% due 2/15/20 - 11/15/23; valued at $178,530)	175,000	175,000
Merrill Lynch Pierce Fenner & Smith, (0.04%, dated 1/7/14, due 2/6/14; proceeds $350,012; fully collateralized by various U.S. Government Obligations, 0.38% - 5.50% due 11/15/15 - 5/15/43; valued at $357,236)	350,000	350,000
Merrill Lynch Pierce Fenner & Smith, (0.08%, dated 12/10/13, due 3/10/14; proceeds $116,523; fully collateralized by various U.S. Government Agencies, 2.32% - 4.00% due 1/1/42 - 6/1/43; valued at $119,939) (Demand 2/7/14)	116,500	116,500
RBC Capital Markets LLC, (0.05%, dated 1/10/14, due 2/10/14; proceeds $450,019; fully collateralized by various U.S. Government Agencies, 3.50% - 4.50% due 12/1/42 - 1/1/44; valued at $463,654) (Demand 2/7/14)	450,000	450,000
RBC Capital Markets LLC, (0.05%, dated 1/15/14, due 2/14/14; proceeds $300,013; fully collateralized by various U.S. Government Agencies, 1.63% - 5.50% due 7/1/26 - 1/15/44; valued at $309,151) (Demand 2/7/14)	300,000	300,000
RBC Capital Markets LLC, (0.10%, dated 1/2/14, due 7/2/14; proceeds $250,126; fully collateralized by various U.S. Government Agencies, 1.34% - 4.50% due 7/1/28 - 9/1/44; valued at $257,477) (Demand 2/7/14)	250,000	250,000
RBC Capital Markets LLC, (0.10%, dated 1/6/14, due 7/3/14; proceeds $150,074; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 2/1/41 - 8/1/43; valued at $154,570) (Demand 2/7/14)	150,000	150,000
RBC Capital Markets LLC, (0.10%, dated 1/7/14, due 7/7/14; proceeds $500,251; fully collateralized by various U.S. Government Agencies, Zero Coupon - 6.00% due 8/1/26 - 2/1/44; valued at $514,934) (Demand 2/7/14)	500,000	500,000
RBC Capital Markets LLC, (0.10%, dated 11/22/13, due 2/20/14; proceeds $235,059; fully collateralized by various U.S. Government Agencies, 1.34% — 5.97% due 6/1/26 - 9/1/44; valued at $241,921) (Demand 2/7/14)	235,000	235,000

4

Societe Generale, (0.04%, dated 1/31/14, due 2/3/14; proceeds $1,650,006; fully collateralized by various U.S. Government Agencies, Zero Coupon - 5.00% due 5/1/14 - 2/1/44; valued at $1,699,235)	1,650,000	1,650,000
TD Securities USA LLC, (0.04%, dated 1/31/14, due 2/7/14; proceeds $260,002; fully collateralized by various U.S. Government Agencies, Zero Coupon - 6.75% due 7/16/14 - 12/15/42, and U.S. Government Obligations, Zero Coupon - 6.50% due 3/1/14 - 11/15/26; valued at $265,336)	260,000	260,000
Wells Fargo Bank NA, (0.03%, dated 1/31/14, due 2/3/14; proceeds $1,000,003; fully collateralized by various U.S. Government Agencies, Zero Coupon - 8.43% due 2/3/14 - 12/23/41; valued at $1,020,418)	1,000,000	1,000,000
Wells Fargo Securities LLC, (0.03%, dated 1/31/14, due 2/3/14; proceeds $50,000; fully collateralized by various U.S. Government Obligations, Zero Coupon - 0.25% due 2/28/14 - 6/5/14; valued at $50,940)	50,000	50,000
Wells Fargo Securities LLC, (0.12%, dated 11/6/13, due 2/10/14; proceeds $120,038; fully collateralized by various U.S. Government Agencies, 2.50% - 6.50% due 8/1/14 - 1/20/44, and a U.S. Government Obligation, 0.25% due 3/31/15; valued at $123,455)	120,000	120,000
Total Repurchase Agreements (Cost $19,347,700)		19,347,700
Total Investments (100.0%) (Cost $26,307,166)		26,307,166
Other Assets in Excess of Liabilities (0.0%) (c)		2,865
Net Assets (100.0%)		$26,310,031

(a)                                 Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2014.

(c)                                  Amount is less than 0.05%.

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (97.0%)
Federal Farm Credit Bank,
0.01%, 2/3/14 (a)	$10,000	$10,000
0.04%, 2/3/14 (a)	3,400	3,400
Federal Home Loan Bank,
0.01%, 2/3/14 — 2/5/14(a)	32,100	32,100
0.02%, 2/5/14 — 2/7/14(a)	13,718	13,718
0.03%, 2/7/14 (a)	2,500	2,500
0.04%, 2/7/14 — 2/19/14(a)	2,647	2,647
0.05%, 2/12/14 (a)	1,165	1,165
0.08%, 2/7/14 (a)	750	750
0.10%, 4/14/14 (a)	700	700
0.11%, 3/7/14 — 4/2/14(a)	1,300	1,300
Tennessee Valley Authority
0.05%, 2/13/14 (a)	700	700
Total Investments (97.0%) (Cost $68,980)		68,980
Other Assets in Excess of Liabilities (3.0%)		2,144
Net Assets (100.0%)		$71,124

(a)           Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

1

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (14.4%)
U.S. Treasury Bills,
0.06%, 2/6/14 — 7/24/14(a)	$140,000	$139,984
0.08%, 2/13/14 — 2/27/14(a)	300,000	299,985
0.09%, 6/19/14 — 7/3/14(a)	460,000	459,833
0.14%, 5/29/14 — 8/21/14(a)	125,000	124,920
U.S. Treasury Notes,
0.25%, 2/28/14	55,000	55,006
1.25%, 4/15/14	40,000	40,091
1.75%, 3/31/14	35,000	35,092
2.25%, 5/31/14	38,000	38,267
2.63%, 7/31/14	35,000	35,436
4.00%, 2/15/14	50,000	50,075
4.75%, 5/15/14	90,000	91,195
Total U.S. Treasury Securities (Cost $1,369,884)		1,369,884

Repurchase Agreements (85.6%)
Bank of Montreal, (0.04%, dated 1/6/14, due 2/5/14; proceeds $250,008; fully collateralized by various U.S. Government Obligations, 0.13% - 10.63% due 3/31/14 - 11/15/42; valued at $254,939)	250,000	250,000
Bank of Nova Scotia, (0.02%, dated 1/31/14, due 2/3/14; proceeds $75,000; fully collateralized by a U.S. Government Obligation, 0.38% due 1/31/16; valued at $76,500)	75,000	75,000
Bank of Nova Scotia, (0.12%, dated 9/13/13, due 9/8/14; proceeds $500,600; fully collateralized by various U.S. Government Obligations, Zero Coupon - 9.88% due 2/6/14 - 5/15/43; valued at $510,076) (Demand 2/7/14)	500,000	500,000
Bank of Nova Scotia, (0.15%, dated 8/26/13, due 8/26/14; proceeds $200,304; fully collateralized by various U.S. Government Obligations, Zero Coupon - 8.75% due 2/28/14 - 5/15/43; valued at $203,814) (Demand 2/7/14)	200,000	200,000
Barclays Capital, Inc., (0.02%, dated 1/31/14, due 2/3/14; proceeds $125,000; fully collateralized by a U.S. Government Obligations, 0.63% due 5/31/17; valued at $127,137)	125,000	125,000
BNP Paribas Securities Corp., (0.03%, dated 1/22/14, due 2/21/14; proceeds $75,002; fully collateralized by various U.S. Government Obligations, Zero Coupon - 2.63% due 7/15/17 - 2/15/43; valued at $76,516) (Demand 2/7/14)	75,000	75,000
BNP Paribas Securities Corp., (0.03%, dated 1/31/14, due 2/7/14; proceeds $125,001; fully collateralized by various U.S. Government Obligations, Zero Coupon - 7.25% due 11/15/14 - 5/15/43; valued at $127,505)	125,000	125,000
Citigroup Global Markets, Inc., (0.03%, dated 1/31/14, due 2/7/14; proceeds $150,001; fully collateralized by various U.S. Government Obligations, Zero Coupon - 3.38% due 5/22/14 - 7/15/22; valued at $153,114)	150,000	150,000
Credit Agricole Corp., (0.02%, dated 1/31/14, due 2/3/14; proceeds $350,001; fully collateralized by a U.S. Government Obligation, 0.88% due 12/31/16; valued at $357,266)	350,000	350,000
Credit Suisse Securities USA, (0.04%, dated 1/17/14, due 2/14/14; proceeds $90,003; fully collateralized by a U.S. Government Obligation, 0.50% due 4/15/15; valued at $91,805)	90,000	90,000
Credit Suisse Securities USA, (0.05%, dated 1/9/14, due 2/7/14; proceeds $50,002; fully collateralized by a U.S. Government Obligation, 2.00% due 1/15/16; valued at $51,005)	50,000	50,000

1

Credit Suisse Securities USA, (0.07%, dated 1/2/14, due 3/3/14; proceeds $125,015; fully collateralized by various U.S. Government Obligations, 0.13% - 1.38% due 4/15/16 - 1/15/20; valued at $127,504)	125,000	125,000
Credit Suisse Securities USA, (0.07%, dated 1/2/14, due 3/4/14; proceeds $150,018; fully collateralized by various U.S. Government Obligations, 0.13% due 4/15/16 - 1/15/23; valued at $153,005)	150,000	150,000
Credit Suisse Securities USA, (0.08%, dated 1/6/14, due 4/7/14; proceeds $40,008; fully collateralized by a U.S. Government Obligation, 0.13% due 7/15/22; valued at $40,800)	40,000	40,000
Deutsche Bank Securities, Inc., (0.01%, dated 1/28/14, due 2/4/14; proceeds $75,000; fully collateralized by various U.S. Government Obligations, 0.38% - 1.13% due 11/15/15 - 5/31/19; valued at $76,493)	75,000	75,000
Deutsche Bank Securities, Inc., (0.02%, dated 1/31/14, due 2/3/14; proceeds $71,100; fully collateralized by a U.S. Government Obligation, 0.25% due 12/31/15; valued at $72,516)	71,100	71,100
Deutsche Bank Securities, Inc., (0.03%, dated 1/31/14, due 2/7/14; proceeds $75,000; fully collateralized by various U.S. Government Obligations, 0.25% - 6.88% due 5/15/15 - 11/15/41; valued at $76,636)	75,000	75,000
Federal Reserve Bank of New York, (0.03%, dated 1/31/14, due 2/3/14; proceeds $3,700,009; fully collateralized by various U.S. Government Obligations, 1.13% - 1.50% due 8/31/18 - 5/31/19; valued at $3,698,966)	3,700,000	3,700,000
HSBC Securities USA, Inc., (0.02%, dated 1/28/14, due 2/4/14; proceeds $300,001; fully collateralized by various U.S. Government Obligations, 0.75% - 4.63% due 10/31/17 - 2/15/40; valued at $306,001)	300,000	300,000
HSBC Securities USA, Inc., (0.03%, dated 1/31/14, due 2/7/14; proceeds $250,001; fully collateralized by various U.S. Government Obligations, 0.25% - 2.38% due 1/15/15 - 1/15/25; valued at $255,002)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, (0.03%, dated 1/13/14, due 2/14/14; proceeds $100,003; fully collateralized by various U.S. Government Obligations, 1.25% - 2.13% due 5/31/15 - 10/31/15; valued at $101,914)	100,000	100,000
Merrill Lynch Pierce Fenner & Smith, (0.03%, dated 1/31/14, due 2/3/14; proceeds $25,000; fully collateralized by a U.S. Government Obligation, Zero Coupon due 4/17/14; valued at $25,500)	25,000	25,000
Merrill Lynch Pierce Fenner & Smith, (0.04%, dated 1/3/14, due 2/3/14; proceeds $150,005; fully collateralized by various U.S. Government Obligations, 2.13% - 3.63% due 2/15/21 - 2/15/40; valued at $152,838)	150,000	150,000
Merrill Lynch Pierce Fenner & Smith, (0.04%, dated 1/6/14, due 2/5/14; proceeds $250,008; fully collateralized by various U.S. Government Obligations, Zero Coupon - 3.63% due 11/30/16 - 5/15/43; valued at $254,943)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, (0.04%, dated 1/7/14, due 2/6/14; proceeds $310,010; fully collateralized by various U.S. Government Obligations, 0.25% - 3.13% due 12/15/14 - 1/15/21; valued at $316,199)	310,000	310,000
Societe Generale, (0.02%, dated 1/29/14, due 2/5/14; proceeds $200,001; fully collateralized by a U.S. Government Obligation, 1.13% due 1/15/21; valued at $204,095)	200,000	200,000
Wells Fargo Securities LLC, (0.02%, dated 1/31/14, due 2/3/14; proceeds $350,001; fully collateralized by various U.S. Government Obligations, Zero Coupon - 4.25% due 2/6/14 - 11/15/40; valued at $356,980)	350,000	350,000
Total Repurchase Agreements (Cost $8,161,100)		8,161,100

2

Total Investments (100.0%) (Cost $9,530,984)	9,530,984
Other Assets in Excess of Liabilities (0.0%) (b)	3,012
Net Assets (100.0%)	$9,533,996

(a)           Rate shown is the yield to maturity at January 31, 2014.

(b)           Amount is less than 0.05%.

3

Morgan Stanley Institutional Liquidity Funds

Treasury Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (99.9%)
U.S. Treasury Bills,
0.00%, 2/6/14 — 2/20/14(a)(b)	$1,218,000	$1,218,000
0.01%, 2/6/14 — 2/27/14(a)	1,710,000	1,709,999
0.02%, 2/6/14 — 2/27/14(a)	380,000	379,996
0.03%, 2/27/14(a)	885,000	884,982
0.06%, 7/24/14 (a)	15,000	14,996
0.07%, 2/20/14 (a)	25,000	24,999
0.08%, 2/13/14 — 2/20/14(a)	70,000	69,997
0.09%, 6/19/14 — 7/3/14(a)	100,000	99,965
0.14%, 8/21/14 (a)	10,000	9,992
U.S. Treasury Notes,
0.25%, 2/28/14	15,000	15,002
1.25%, 2/15/14	50,000	50,024
1.75%, 3/31/14	10,000	10,026
1.88%, 2/28/14	100,000	100,137
2.63%, 7/31/14	12,000	12,149
Total Investments (99.9%) (Cost $4,600,264)		4,600,264
Other Assets in Excess of Liabilities (0.1%)		4,260
Net Assets (100.0%)		$4,604,524

(a)           Rate shown is the yield to maturity at January 31, 2014.

(b)           Rate is less than 0.005%.

1

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.8%)
Weekly Variable Rate Bonds (67.5%)
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W
0.06%, 1/1/38 (a)	$5,000	$5,000
California Statewide Communities Development Authority, Kaiser Permanente Ser 2008 A
0.03%, 4/1/32	9,000	9,000
Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C
0.03%, 12/31/47	10,000	10,000
Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009
0.04%, 8/1/39	6,975	6,975
Charlotte, NC, Water & Sewer System Ser 2006 B
0.04%, 7/1/36	5,900	5,900
Colorado Springs, CO,
Utilities System Sub Lien Ser 2006 A
0.04%, 11/1/25	3,400	3,400
Utilities System Sub Lien Ser 2007 A
0.04%, 11/1/37	1,300	1,300
Deutsche Bank SPEARS, FL, Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X
0.08%, 10/1/33 (a)	4,030	4,030
Deutsche Bank SPEARS, TX, Lower Colorado River Authority Ser 2013 SPEARS Ser DBE-1235
0.09%, 5/15/39 (a)	3,000	3,000
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.04%, 4/1/38	10,000	10,000
Gainesville, FL, Utilities System 2008 Ser B
0.03%, 10/1/38	5,900	5,900
Houston, TX, Combined Utility System First Lien Ser 2004 B2
0.03%, 5/15/34	10,900	10,900
Indiana Finance Authority, Trinity Health Ser 2008 D-1
0.03%, 12/1/34	5,550	5,550
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A
0.04%, 8/1/40	8,000	8,000
Massachusetts Water Resources Authority,
Gen Ser 2008 A-1
0.05%, 8/1/37	1,500	1,500
Gen Ser 2008 A-3
0.04%, 8/1/37	2,100	2,100
Mobile Downtown Redevelopment Authority, AL,
Gulf Opportunity Zone Austal USA LLC Ser 2011 A
0.03%, 5/1/41	7,105	7,105
Gulf Opportunity Zone Austal USA LLC Ser 2011 B
0.03%, 5/1/41	9,180	9,180
Murray City, UT, IHC Health Services, Inc. Ser 2003 B
0.03%, 5/15/36	3,900	3,900
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5
0.03%, 2/1/35	9,700	9,700
New York City, NY, Fiscal 2008 Ser J Subser J-3
0.04%, 8/1/23	3,900	3,900

1

Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.04%, 11/1/38	10,000	10,000
		136,340

Put Option Bonds (9.3%)
Deutsche Bank SPEARS, ND, North Dakota Housing Finance Agency Home Mortgage 2012 Ser A SPEARS Ser DBE-1119
0.27%, 7/1/34 (a)(b)	2,865	2,865
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B
0.16%, 4/1/51 (b)	1,400	1,400
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410
0.09%, 8/1/18 (a)(b)	2,000	2,000
Kentucky Economic Development Finance Authority,
Catholic Health Initiatives Window Ser 2011 B-1
0.19%, 2/1/46 (b)	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3
0.19%, 2/1/46 (b)	1,300	1,300
Norfolk Economic Development Authority, VA,
Sentara Healthcare Window Ser 2010 B
0.16%, 11/1/34 (b)	2,970	2,970
Sentara Healthcare Window Ser 2010 C
0.16%, 11/1/34 (b)	2,970	2,970
Sentara Healthcare Window Ser 2012 A
0.12%, 11/1/34 (b)	1,045	1,045
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A
0.15%, 10/1/27 (b)	1,000	1,000
Suffolk Economic Development Authority, VA, Sentara Healthcare Ser 2008 Eagle #20130014 Class A
0.13%, 11/1/35 (a)(b)	1,045	1,045
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2
0.13%, 11/1/34 (b)	1,200	1,200
		18,795

Municipal Bonds & Notes (7.1%)
Akron, OH, Health Benefit Claims Special Obligation Income Tax Supported Ser 2013 BANs
1.13%, 3/13/14	1,600	1,601
California, Ser 2013-14 A-2 RANs
2.00%, 6/23/14	2,000	2,014
Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 B Notes
1.25%, 10/15/14	1,000	1,007
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009
4.00%, 6/1/14	1,000	1,012
Hazard, KY, Appalachian Regional Healthcare Ser 2013 BANs
1.00%, 12/1/14	500	502
Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2013-1
1.00%, 9/1/14	250	251
Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2013
1.00%, 2/1/14	600	600
Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2013 BANs
1.00%, 3/1/14	1,000	1,001

2

San Antonio, TX, Electric & Gas Systems Ser 2008 A
5.50%, 2/1/14	500	500
Texas, Ser 2013 TRANs
2.00%, 8/28/14	5,000	5,051
Troy Enlarged City School District, NY, Ser 2013 BANs
1.25%, 7/15/14	565	567
Wisconsin Rural Water Construction Loan Program Commission, Ser 2013 BANs
1.00%, 9/1/14	250	251
		14,357

Daily Variable Rate Bonds (5.9%)
Massachusetts, Central Artery Ser 2000 A
0.03%, 12/1/30	8,800	8,800
New York City, NY, Fiscal 2012 Subser G-6
0.04%, 4/1/42	3,145	3,145
		11,945

Commercial Paper (c) (5.5%)
Harris County Cultural Education Facilities Finance Corporation, TX, Methodist Hospital System Ser 2009 C-2 0.20%, 3/5/14 — 4/3/14	2,000	2,000
North Texas Tollway Authority, Ser 2009 D
0.08%, 3/12/14	1,000	1,000
San Antonio, TX,
Electric & Gas Systems Ser B
0.10%, 2/27/14	3,000	3,000
Water System Ser 2012 A
0.06%, 2/12/14	5,000	5,000
		11,000

Closed-End Investment Companies (4.5%)
Nuveen AMT-Free Municipal Income Fund, OT, VRDP Ser 1
0.13%, 6/1/40 (a)	4,000	4,000
Nuveen New York AMT-Free Municipal Income Fund, VRDP Ser 4
0.12%, 6/1/40 (a)	5,000	5,000
		9,000
Total Investments (99.8%) (Cost $201,437)		201,437
Other Assets in Excess of Liabilities (0.2%)		484
Net Assets (100.0%)		$201,921

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2014.
(c)	The rates shown are the effective yields at the date of purchase.

BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.
VRDP	Variable Rate Demand Preferred.

3

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$31,463	15.6%
New York	28,312	14.0
Florida	20,930	10.4
Virginia	18,030	8.9
Alabama	16,285	8.1
Massachusetts	13,600	6.7
California	11,014	5.5
District of Columbia	10,000	5.0
Georgia	8,000	4.0
Nebraska	6,975	3.5
North Carolina	5,900	2.9
Indiana	5,550	2.7
Arizona	5,000	2.5
Colorado	4,700	2.3
Kentucky	4,054	2.0
Utah	3,900	1.9
North Dakota	2,865	1.4
Ohio	2,608	1.3
Illinois	1,400	0.7
Minnesota	600	0.3
Wisconsin	251	0.1
	$201,437	99.8%

1

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • January 31, 2014 (unaudited)

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of January 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$428,000	$—	$428,000
Commercial Paper	—	285,688	—	285,688
Extendible Floating Rate Notes	—	227,197	—	227,197
Floating Rate Notes	—	185,099	—	185,099
Repurchase Agreements	—	1,170,250	—	1,170,250
Tax-Exempt Instruments
Closed-End Investment Companies	—	12,300	—	12,300
Municipal Bonds	—	117,596	—	117,596
Weekly Variable Rate Bonds	—	163,695	—	163,695
Total Tax-Exempt Instruments	—	293,591	—	293,591
Time Deposit	—	75,000	—	75,000
Total Assets	$—	$2,664,825	$—	$2,664,825

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$6,746,649	$—	$6,746,649
Commercial Paper	—	2,771,570	—	2,771,570
Extendible Floating Rate Notes	—	1,379,231	—	1,379,231
Floating Rate Notes	—	1,529,900	—	1,529,900
Repurchase Agreements	—	9,878,230	—	9,878,230
Tax-Exempt Instruments
Closed-End Investment Companies	—	52,000	—	52,000
Commercial Paper	—	49,998	—	49,998
Daily Variable Rate Bond	—	19,940	—	19,940
Municipal Bond	—	18,725	—	18,725
Weekly Variable Rate Bonds	—	816,134	—	816,134
Total Tax-Exempt Instruments	—	956,797	—	956,797
Time Deposit	—	470,000	—	470,000
U.S. Agency Security	—	548,940	—	548,940
Total Assets	$—	$24,281,317	$—	$24,281,317

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$6,959,466	$—	$6,959,466
Repurchase Agreements	—	19,347,700	—	19,347,700
Total Assets	$—	$26,307,166	$—	$26,307,166

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$68,980	$—	$68,980
Total Assets	$—	$68,980	$—	$68,980

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$1,369,884	$—	$1,369,884
Repurchase Agreements	—	8,161,100	—	8,161,100
Total Assets	$—	$9,530,984	$—	$9,530,984

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$4,600,264	$—	$4,600,264
Total Assets	$—	$4,600,264	$—	$4,600,264

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$136,340	$—	$136,340
Put Option Bonds	—	18,795	—	18,795
Municipal Bonds & Notes	—	14,357	—	14,357
Daily Variable Rate Bonds	—	11,945	—	11,945
Commercial Paper	—	11,000	—	11,000
Closed-End Investment Companies	—	9,000	—	9,000
Total Tax-Exempt Instruments	—	201,437	—	201,437
Total Assets	$—	$201,437	$—	$201,437

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of January 31, 2014, the Portfolios did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
March 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
March 20, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2014